UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22223

                 ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                   ----------

                                909 Third Avenue
                                   32nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

ROBECO-SAGE MULTI-STRATEGY MASTER FUND, L.L.C.

Quarterly Report (unaudited)

June 30, 2009

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.

                       Schedule of Investments (unaudited)

                               June 30, 2009

                                                                          %* OF
                                                                         MEMBERS'
PORTFOLIO FUND                                  COST          VALUE      CAPITAL     LIQUIDITY**
--------------                               -----------   -----------   -------   --------------
LONG/SHORT EQUITY:
Avesta Fund, L.P.                            $ 2,050,000   $ 2,067,777     2.72%       Monthly
Cantillon World, L.P.                          2,300,000     2,116,280     2.79%      Quarterly
Cobalt Partners L.P.                           4,000,000     3,750,050     4.94%    Semi-Annually
Criterion Institutional Partners, L.P.         1,606,383     1,679,468     2.21%      Quarterly
Highline Capital Partners QP, L.P.             3,369,036     3,446,109     4.53%      Quarterly
Ivory Flagship Fund, L.P.                      2,310,729     2,629,717     3.46%      Quarterly
Pennant Windward Fund, L.P.                    3,250,000     3,367,961     4.43%      Quarterly
PFM Diversified Fund, L.P.                     2,777,927     2,839,106     3.74%      Quarterly
                                             -----------   -----------    -----
   TOTAL LONG/SHORT EQUITY                    21,664,075    21,896,468    28.82%
                                             -----------   -----------    -----
EVENT DRIVEN:
Altima Global Special Situations Fund,
   L.P.                                        1,822,595     1,835,977     2.42%      Quarterly
Elliot Associates, L.P.                        3,000,000     3,272,192     4.31%    Semi-Annually
Eton Park Fund, L.P.                           2,745,209     3,464,246     4.56%       Annually
Fir Tree Value Fund II, L.P.                     401,296       342,252     0.45%      Quarterly
Magnetar Capital Fund, L.P.                    1,002,718       814,919     1.07%   Semi-Annually***
Montrica Global Opportunities Fund, L.P.       1,755,592     1,415,555     1.86%      Quarterly
Octavian Global Fund, L.P.                       655,993       394,173     0.52%         +++
Silver Point Capital Fund, L.P.                2,639,333     1,931,945     2.54%       Annually
Taconic Opportunity Fund, L.P.                 2,608,276     2,376,277     3.13%      Quarterly
                                             -----------   -----------    -----
   TOTAL EVENT DRIVEN                         16,631,012    15,847,536    20.86%
                                             -----------   -----------    -----
MACRO:
Brevan Howard Emerging Markets
   Strategies Fund                             1,837,500     2,338,166     3.08%       Monthly
Brevan Howard L.P.                             1,750,000     1,944,734     2.56%       Monthly
Fortress Commodities Fund, L.P.                2,100,000     2,181,590     2.87%      Quarterly
QFS Global Macro Hedge Fund, LLC                 883,882     1,147,794     1.51%       Monthly
Remington Investment Strategies Fund, L.P.     2,000,000     2,104,518     2.77%       Annually
Wexford Spectrum Fund I, L.P.                     55,143        58,638     0.08%         +++
Woodbine Capital Fund, LLC                     1,500,000     1,671,501     2.20%      Quarterly
                                             -----------   -----------    -----
   TOTAL MACRO                                10,126,525    11,446,941    15.07%
                                             -----------   -----------    -----

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.

                                  June 30, 2009

                                                                                          %* OF
                                                                                         MEMBERS'
PORTFOLIO FUND                                                   COST          VALUE     CAPITAL      LIQUIDITY**
--------------                                               -----------   -----------   --------   --------------
DISTRESSED:
Anchorage Capital Partners, L.P.                             $ 2,481,300   $ 2,836,023      3.73%     Bi-Annually
Matlin Patterson Distressed Opportunities Fund, L.P.           2,500,000     2,549,639      3.36%    Semi-Annually
Redwood Domestic Fund, L.P.                                    3,000,000     2,835,536      3.73%     Bi-Annually
                                                             -----------   -----------    ------
   TOTAL DISTRESSED                                            7,981,300     8,221,198     10.82%
                                                             -----------   -----------    ------
FUNDAMENTAL MARKET NEUTRAL:
Level Global L.P.                                              1,250,000     1,298,889      1.71%      Quarterly
O'Connor Global Fundamental Market Neutral Long/Short, LLC     2,566,942     3,477,116      4.58%       Monthly
                                                             -----------   -----------    ------
   TOTAL FUNDAMENTAL MARKET NEUTRAL                            3,816,942     4,776,005      6.29%
                                                             -----------   -----------    ------
MULTI-STRATEGY RELATIVE VALUE:
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.        1,438,799     1,319,392      1.74%       Monthly
Citadel Wellington Partners, LLC                               4,000,000     2,876,954      3.79%     Quarterly***
Sandleman Partners Multi-Strategy Fund, L.P.                     596,349       271,206      0.35%           +
                                                             -----------   -----------    ------
   TOTAL MULTI-STRATEGY RELATIVE VALUE                         6,035,148     4,467,552      5.88%
                                                             -----------   -----------    ------
STRUCTURED CREDIT:
Cerberus Partners, L.P.                                        3,500,000     2,599,558      3.42%   Semi-Annually***
Dune Capital, L.P.                                               446,231       326,196      0.43%           +
Petra Offshore Fund, L.P.(1)                                   1,750,000            --      0.00%      Quarterly
Sorin Fund, L.P.                                               1,470,540       953,826      1.26%           +
                                                             -----------   -----------    ------
   TOTAL STRUCTURED CREDIT                                     7,166,771     3,879,580      5.11%
                                                             -----------   -----------    ------
CREDIT:
Latigo Fund, L.P.                                                207,452       150,905      0.20%           +
                                                             -----------   -----------    ------
FIXED INCOME RELATIVE VALUE:
The Drake Absolute Return Fund, L.P.                             177,098       107,683      0.14%           +
                                                             -----------   -----------    ------
   TOTAL PORTFOLIO FUNDS                                      73,806,323    70,793,868     93.19%
                                                             -----------   -----------    ------
CASH & CASH EQUIVALENTS:
SEI Daily Income Trust Treasury Fund, Cl A, 0.08%(2)          10,307,221    10,307,221     13.57%        Daily
Western Asset/Citi Institutional U.S. Treasury
   Reserves, Cl A, 0.10%(2)                                      800,686       800,686      1.05%        Daily
                                                             -----------   -----------    ------
   TOTAL CASH & CASH EQUIVALENTS                              11,107,907    11,107,907     14.62%
                                                             -----------   -----------    ------
   TOTAL INVESTMENTS                                         $84,914,230   $81,901,775    107.81%
                                                             ===========   ===========    ======

                 Robeco-Sage Multi-Strategy Master Fund, L.L.C.

                 Schedule of Investments (unaudited) (concluded)

                                  June 30, 2009

* Percentages are based on Members' Capital at the end of period of $75,967,109.

**   Liquidity terms shown apply after lock-up provisions.

***  Portfolio Fund restricted redemptions on June 30, 2009.

+ Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors.

++ The Master Fund's remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating.

(1) Valuation reflects a fair valuation methodology recommended by the Adviser and approved by the Valuation Committee of the Board.

(2)  The rate shown is the 7-day effective yield as of June 30, 2009.

At June 30, 2009, the aggregate cost of investments for tax purposes was $84,914,230. Net unrealized depreciation on investments for tax purposes was $(3,012,455) consisting of $4,354,516 of gross unrealized appreciation and $(7,366,971) gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 93.19% of Members' Capital have been fair valued.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Master Fund's investments carried at value:

                                           LEVEL 1     LEVEL 2     LEVEL 3         TOTAL
                                         -----------   -------   -----------   -----------
Investments in Portfolio Funds           $        --     $--     $70,793,868   $70,793,868
Investments in Cash & Cash Equivalents    11,107,907      --              --    11,107,907
                                         -----------     ---     -----------   -----------
TOTAL                                    $11,107,907     $--     $70,793,868   $81,901,775
                                         ===========     ===     ===========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                    INVESTMENTS IN
                                                   PORTFOLIO FUNDS
                                                   ---------------
BALANCE AS OF 3/31/09                               $ 73,893,489
Realized gain/(loss)                                    (482,595)
Change in unrealized appreciation/(depreciation)       4,557,882
Net purchase/(sales)                                  (7,174,908)
Net transfers in/and or out of Level 3                        --
                                                    ------------
BALANCE AS OF 6/30/09                               $ 70,793,868
                                                    ============

For information regarding the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Robeco-Sage Multi-Strategy Master Fund,
                                        L.L.C.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Timothy J. Stewart
                                        ----------------------------------------
                                        Timothy J. Stewart
                                        Chief Executive Officer

Date: August 28, 2009


By (Signature and Title)*               /s/ Matthew J. Davis
                                        ----------------------------------------
                                        Matthew J. Davis
                                        Chief Financial Officer

Date: August 28, 2009

* Print the name and title of each signing officer under his or her signature.